DISCONTINUED OPERATIONS (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2016 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 16, 2017 CNY (¥)
Disposal Group, Including Discontinued Operation, Consideration					¥ 421,000
Equity Method Investment, Ownership Percentage	49.00%
Disposal Group Including Discontinued Operation, Consideration Allocated to Disposed Entities					347,085
Disposal Group Including Discontinued Operation, Consideration Allocated to Office Building					¥ 73,915
Proceeds from Divestiture of Businesses and Interests in Affiliates			¥ 45,400
Securities Loaned, Amount Offset Against Collateral			142,000
Notes Payable, Amount Offset Against Collateral			121,485
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	¥ 0	$ 0	(3,282)	¥ 0
Deposits [Member]
Proceeds from Divestiture of Businesses and Interests in Affiliates			¥ 10,000
First Closing [Member] | Beijing Origin Seeds Limited [Member]
Subsidiary or Equity Method Investee, Cumulative Proceeds Receivable	221,000
Subsidiary or Equity Method Investee, Proceeds Receivable by cash	79,000
Subsidiary or Equity Method Investee, Proceeds to be Settled For Outstanding Payables	142,000
Second Closing [Member] | Beijing Origin Seeds Limited [Member]
Subsidiary or Equity Method Investee, Cumulative Proceeds Receivable By Cash	200,000
Subsidiary or Equity Method Investee, Proceeds to be Settled For Outstanding Payables	¥ 150,000
Minimum [Member]
Disposal Group, Including Discontinued Operation, Consideration						¥ 400,000
Maximum [Member]
Disposal Group, Including Discontinued Operation, Consideration						¥ 421,000
Denong [Member]
Equity Method Investment, Ownership Percentage	98.58%
Changchun Origin [Member]
Equity Method Investment, Ownership Percentage	100.00%
Linze Origin [Member]
Equity Method Investment, Ownership Percentage	100.00%